Income Taxes (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Income Taxes [Line Items]
Reduction in net operating loss deferred tax assets result of prior year adjustments				$ 14.4
U.S. federal statutory rate		35.00%
Unrecognized tax benefits		$ 20.9	$ 16.5	12.4	$ 7.6
Tax benefit for reducing deferred tax liability		1.6
Tax benefit through undistributed foreign earnings			1.9
Amount of taxable earnings on repatriation		5.7	3.0
Valuation allowance		243.5	222.7
Undistributed earnings of foreign subsidiaries		302.5
Tax benefits		23.8	(66.6)	(8.5)
U.S. net operating loss carryforwards		703.5
Capital loss carryforwards		19.8
Federal and state tax benefit		7.5
Additional federal and state operating loss carryforwards		4.3
Foreign operating loss carryforwards		169.2
Unrealized federal tax benefit related to federal operating loss carryforwards		164.1
U.S. federal operating loss carryforwards expected to expire unused		468.9
U.S. State operating loss carryforwards expected to exipre unused		16.7
Deferred tax assets, foreign operating loss carryforwards expected to expire unused		45.7
Valuation allowance, deferred tax asset, change in amount		20.8	63.7
Unrecognized tax benefits, income tax penalties and interest accrued		2.9	3.0
Change in unrecognized tax benefits, income tax penalties and interest expense		(0.1)	0.5	(0.8)
Deferred tax assets related to investment in foreign subsidiary				$ 23.3
Released [Member]
Income Taxes [Line Items]
Valuation allowance			111.1
U.S. Net Deferred Tax Assets [Member]
Income Taxes [Line Items]
Valuation allowance		217.1	203.7
Valuation allowance, deferred tax asset, change in amount		13.4	(65.0)
Foreign Net Deferred Tax Assets [Member]
Income Taxes [Line Items]
Valuation allowance		26.4	19.0
Valuation allowance, deferred tax asset, change in amount		7.4	1.3
Internal Revenue Service (IRS) [Member] | Ruling [Member]
Income Taxes [Line Items]
U.S. net operating losses, restored	$ 87.8
Domestic Tax Authority [Member]
Income Taxes [Line Items]
Tax benefits		$ 246.2
Domestic Tax Authority [Member] | Maximum [Member]
Income Taxes [Line Items]
Operating loss carryforwards, expiration		Dec. 31, 2037
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Ruling [Member]
Income Taxes [Line Items]
Valuation allowance	$ 16.2
Foreign Tax Authority [Member]
Income Taxes [Line Items]
Valuation allowance		$ 14.7
Tax benefits		$ 47.4
Foreign Tax Authority [Member] | Minimum [Member]
Income Taxes [Line Items]
Operating loss carryforwards, expiration		Sep. 30, 2018
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Tax benefits		$ 70.8
Accounting Standards Update 2016-09 [Member] | Domestic Tax Authority [Member]
Income Taxes [Line Items]
Valuation allowance			$ 25.1